Janus Investment Fund

Janus Henderson International Opportunities Fund

Supplement dated June 20, 2019

to Currently Effective Prospectuses

Effective on or about August 30, 2019, the prospectuses for Janus Henderson International Opportunities Fund (the “Fund”) are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Dean Cheeseman is Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2019. Nicholas Cowley is Executive Vice President and Co- Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since 2012. Andrew Gillan is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since 2014. Junichi Inoue is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since January 2017. Gordon Mackay is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since January 2018. Paul O’Connor is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since April 2016. James Ross is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since January 2018. Marc Schartz, CFA, is Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2019.

2.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson International Opportunities Fund

The Fund is managed by a team of Portfolio Managers. Individual members of the team manage the Fund’s investments in specific regions and disciplines as outlined below.

Equity Security Selection Oversight – Dean Cheeseman is a Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He oversees equity security selection by the Co-Portfolio Managers of the Fund’s sub-portfolios and supports Paul O’Connor in the asset allocation of the Fund. He has been a member of the Fund’s portfolio management team since March 2019. Mr. Cheeseman joined Janus Henderson Investors in 2017. Prior to joining Janus Henderson Investors, Mr. Cheeseman served as a Portfolio Manager and member of the Asset Allocation Committee at Mercer Partners from 2011 to 2017. He holds a Bachelor of Arts (Hons) degree in Financial Services from Nottingham Trent University.

Asset Allocation Strategist – Paul O’Connor is Head of Multi-Asset of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He supports Mr. Cheeseman in the asset allocation of the Fund. Mr. O’Connor is also Portfolio Manager for other Janus Henderson accounts. He has been a member of the Fund’s portfolio management team since April 2016. Mr. O’Connor joined Henderson Global Investors Limited in 2013. Prior to joining Henderson Global Investors Limited, Mr. O’Connor served as Head of Asset Allocation at Mercer Partners from 2011 to 2013. He holds a first class Bachelor of Arts (Hons) degree in Economics and a Master of Science degree in Economics from the London School of Economics.

Portfolio Management of the Fund’s sub-portfolios:

Europe – Marc Schartz, CFA, is Co-Portfolio Manager of Janus Henderson International Opportunities Fund and a Fund Manager of European Equities of Janus Henderson Investors. He manages one of the two Europe sub-portfolios of the

Fund. He has been a member of the Fund’s portfolio management team since March 2019. Mr. Schartz joined Henderson Global Investors Limited in 2016. Prior to joining Henderson Global Investors Limited, Mr. Schartz was with GO Investment Partners, where he was involved in managing a concentrated portfolio in the European small- and mid-cap space. He holds a Master of Science degree in Banking and International Finance from City, University of London, Cass Business School. Mr. Schartz holds the Chartered Financial Analyst designation.

James Ross, CFA, is Fund Manager of European Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He co-manages the European Equities sub-portfolio of the Fund. He has been a member of the Fund’s portfolio management team since January 2018. Mr. Ross joined Henderson Global Investors Limited in 2007. He holds a Bachelor of Arts (Hons) degree in Economics from Durham University. Mr. Ross holds the Chartered Financial Analyst designation.

Global Growth – Gordon Mackay is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He manages the Global Growth sub-portfolio of the Fund. He has been a member of the Fund’s portfolio management team since January 2018. Mr. Mackay joined Henderson Global Investors Limited in 2016. Prior to joining Henderson Global Investors Limited, Mr. Mackay was a senior investment analyst at Speirs & Jeffrey Ltd from 2014 to 2016 and a portfolio manager at Ignis Asset Management from 2004 to 2014. He holds a Bachelor of Arts degree in Economics and Finance from the University of Strathclyde.

Japan – Junichi Inoue is Head of Japanese Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He manages the Japan sub-portfolio of the Fund. He has been a member of the Fund’s portfolio management team since January 2017. Mr. Inoue joined Henderson Global Investors Limited in 2016. Prior to joining Henderson Global Investors Limited, Mr. Inoue served as Fund Manager at DIAM Asset Management from 2012 to 2016. He holds a Bachelor of Laws from Hitotsubashi University.

Emerging Markets – Nicholas Cowley is Investment Manager, Global Emerging Markets Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He manages the Emerging Markets sub-portfolio of the Fund. Mr. Cowley has been a member of the Fund’s portfolio management team since 2012. Mr. Cowley joined Henderson Global Investors Limited in 2004. He holds a Bachelor of Science (Hons) degree in Computer Science and Mathematics from York University and a Master of Science degree in Business Finance from Brunel University. Mr. Cowley holds the Institute of Investment Management & Research qualification.

Asia Pacific – Andrew Gillan is Head of Asia (ex-Japan) Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He manages the Asia Pacific sub-portfolio of the Fund. Mr. Gillan is also Portfolio Manager of other Janus Henderson accounts. He has been a member of the Fund’s portfolio management team since 2014. Mr. Gillan joined Henderson Global Investors Limited in 2014. Prior to joining Henderson Global Investors Limited, Mr. Gillan served as Senior Investment Manager at Aberdeen Asset Management from 2001 to 2013. He holds a Master of Arts degree, with joint honors, in French and European History from the University of Edinburgh.

Effective on or about August 30, 2019, all references to Ian Warmerdam are deleted from the Fund’s prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson International Opportunities Fund

Supplement dated June 20, 2019

to Currently Effective Statement of Additional Information

Effective on or about August 30, 2019, all references to Ian Warmerdam are deleted from Janus Henderson International Opportunities Fund’s Statement of Additional Information.

Please retain this Supplement with your records.